Revenues (Tables)	12 Months Ended
Mar. 31, 2025
Revenues [Abstract]
Schedule of Disaggregation of Our Revenue

The following table presents a disaggregation of our revenue by major category

	For the Years Ended March 31,
Revenue by service line	2025	2024
Facilities cleaning services	$58,594	$56,016
Stewarding services	8,354	10,156
Cleaning services for commercial office tenants	7,089	5,870
Total service revenues from Singapore	74,037	72,042
Other cleaning service revenues from Malaysia	-	53
Sales of products	312	429
	$74,349	$72,524

	For the Years Ended March 31,
Revenue by customer category	2025	2024
Facilities cleaning services
Conservancy common areas	12,764	11,325
Commercial	8,527	10,305
Institutional	15,976	17,202
Multi-family residential	4,835	4,201
Hotel	4,175	4,649
Singapore Changi Airport	11,522	7,247
Industrial	540	516
Others	255	571
	58,594	56,016
Stewarding services	8,354	10,156
Cleaning services for commercial office tenants	7,089	5,870
Total service revenues from Singapore	74,037	72,042
Other cleaning service revenues from Malaysia	-	53
Sales of products	312	429
	$74,349	$72,524